Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$53,830	$—	$—	$53,830

Total Assets	$53,830	$—	$—	$53,830

Liabilities:
Public Warrants	$575	$—	$—	$575
Private Placement Warrants	$—	$310	$—	$310

Total Liabilities	$575	$310	$—	$885

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$162,164	$—	$—	$162,164

Total Assets	$162,164	$—	$—	$162,164

Liabilities:
Public Warrants	$8,626	$—	$—	$8,626
Private Placement Warrants	$—	$4,651	$—	$4,651

Total Liabilities	$8,626	$4,651	$—	$13,277

Schedule of changes in fair value of warrant liabilities
The change in fair value of warrant liabilities is as follows:

Warrant Liabilities
(in thousands)
Balance at December 31, 2021	$13,277
Private placement warrants and public warrants	—
Exercised warrants	—
Change in fair value	(12,392)

Balance at December 31, 2022	$885